Schedule of pre-funded warrant (Details) - Prefunded Warrant [Member]	10 Months Ended
Aug. 31, 2025 USD ($) shares
ScheduleOfPreFundedWarrantLineItems [Line Items]
Pre-funded warrant issued, shares	64,200
Pre-funded warrant issued | $	$ 780,769
Conversion of warrants into shares	64,200
Conversion of warrants into shares	780,769
Pre-funded warrant issued, shares
Pre-funded warrant issued | $